Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Operating activities:
Net income	$ 17,389	¥ 107,793	¥ 132,526	¥ 119,642
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	4	23	(32)	1,066
Depreciation of property, plant and equipment	7,419	45,988	32,444	31,253
Amortization of intangible assets	745	4,621	4,621	4,621
Deferred income taxes	(147)	(912)	8,398	(194)
Provision for doubtful accounts	4,040	25,042	17,973	7,468
Interest on convertible notes	7,003	43,412	13,835	26,791
Amortization of debt issuance costs	582	3,610	3,610	3,062
Share-based compensation	2,667	16,535
Unrealized gain on trading securities	(32)	(201)
Changes in operating assets and liabilities:
Non-current deposits	2	12	261	1,513
Trading securities	(1,215)	(7,531)		354
Accounts receivable	(3,109)	(19,273)	(16,296)	3,334
Inventories	(332)	(2,059)	(29,973)	(8,678)
Prepaid expenses and other receivables	2,809	17,410	(25,441)	(3,470)
Accounts payable	363	2,251	532	3,547
Accrued expenses and other payables	45	276	11,036	42,080
Deferred revenue	48,263	299,186	317,767	289,942
Other non-current liabilities	8,342	51,718	56,745	46,380
Amounts due to related parties	(88)	(545)	10,421	10,881
Income tax payable	1,211	7,510	(2,412)	(960)
Net cash provided by operating activities	95,961	594,866	536,015	578,632
Investing activities:
Purchase of property, plant and equipment	(6,097)	(37,797)	(150,093)	(226,241)
Investment deposit				(213,160)
Proceeds from disposal of property, plant and equipment	2	13	210	450
Acquisition of other investment				(54,766)
Acquisition of available-for-sale equity securities	(750)	(4,647)
Net cash used in investing activities	(6,845)	(42,431)	(149,883)	(493,717)
Financing activities:
Repayment of bank loan	(9,679)	(60,000)	(50,000)	(45,000)
Proceeds from bank loan	9,679	60,000	60,000	50,000
Payment for repurchase of shares			(4,422)	(126,819)
Net proceeds from sale of treasury stock and acquisition of non-controlling interests				25,320
Proceeds from issuance of convertible notes				730,493
Payments for debt issuance costs			(3,242)	(15,276)
Net cash provided by financing activities			2,336	618,718
Effect of foreign currency exchange rate change on cash and cash equivalents	213	1,319	334	(3,845)
Net increase in cash and cash equivalents	89,329	553,754	388,802	699,788
Cash and cash equivalents at beginning of year	303,743	1,882,901	1,494,099	794,311
Cash and cash equivalents at end of year	393,072	2,436,655	1,882,901	1,494,099
Non-cash investing and financing activities:
Payable for property, plant and equipment			41,055	1,675
Payable for share repurchases				4,483
Payable for debt issuance costs				3,242
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	7,620	47,234	64,683	40,105
Cash refund during the year for income taxes	2,969	18,404	429	408
Cash paid for interest, net of capitalized interest	$ 8,048	¥ 49,892	¥ 28,096	¥ 3,512